Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Leases

Note 6. Leases

The Company enters into rental agreements for certain mining equipment that are for periods of 12 months or less, some of which include options to extend the leases. Leases that are for periods of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense on these agreements on a straight-line basis over the lease term. Additionally, the Company has certain finance leases for mining equipment that expire over various contractual periods. These leases have remaining lease terms of one to five years and do not include an option to renew. Amortization expense for finance leases is included in depreciation and depletion expense.

Supplemental balance sheet information related to leases was as follows (in thousands):

	March 31, 2025	December 31, 2024
Finance lease right-of-use assets, net(1)	$53,972	$56,702
Finance lease liabilities
Current	12,939	13,208
Noncurrent	5,586	6,217
Total finance lease liabilities	$18,525	$19,425

Weighted average remaining lease term - finance leases (in months)	16.4	17.9
Weighted average discount rate - finance leases(2)	7.23%	7.25%

(1)
Finance lease right-of-use assets are recorded net of accumulated amortization of $56.0 million and $50.3 million and are included in property, plant and equipment, net in the Condensed Balance Sheets as of March 31, 2025 and the Balance Sheets as of December 31, 2024, respectively.
(2)
When an implicit discount rate is not readily available in a lease, the Company uses its incremental borrowing rate based on information available at the commencement date when determining the present value of lease payments.

The components of lease expense were as follows (in thousands):

	For the three months ended March 31,
	2025	2024
Operating lease cost(1):	$6,446	$12,606
Finance lease cost:
Amortization of leased assets	5,724	5,758
Interest on lease liabilities	1,309	351
Net lease cost	$13,479	$18,715

(1)
Includes leases that are for periods of 12 months or less.

Maturities of lease liabilities for the Company's finance leases as of March 31, 2025 were as follows (in thousands):

Finance Leases(1)
2025	$13,318
2026	4,479
2027	1,667
Thereafter	—
Total	19,464
Less: amount representing interest	(939)
Present value of lease liabilities	$18,525

(1)
Finance lease payments include $4.2 million of future payments required under signed lease agreements that have not yet commenced.

Supplemental cash flow information related to the Company's leases was as follows (in thousands):

	For the three months ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$1,309	$351
Financing cash flows from finance leases	$3,894	$4,292
Non-cash right-of-use assets obtained in exchange for lease obligations:
Finance leases	$2,994	$3,138

Note 14—Leases

The Company primarily enters into rental agreements for certain mining equipment that are for periods of 12 months or less, some of which include options to extend the leases. Leases that are for periods of 12 months or less are not recorded on the balance sheet in accordance with the Company's accounting policy election described in Note 2. The Company recognizes lease expense on these agreements on a straight-line basis over the lease term. Additionally, the Company has certain finance leases for mining equipment that expire over various contractual periods. These leases have remaining lease terms of one to five years and do not include an option to renew. Amortization expense for finance leases is included in depreciation and depletion expense.

Supplemental balance sheet information related to leases was as follows (in thousands):

	December 31, 2024	December 31, 2023
Finance lease right-of-use assets, net(1)	$56,702	$67,014
Finance lease liabilities
Current	13,208	11,463
Noncurrent	6,217	8,756
Total finance lease liabilities	$19,425	$20,219

Weighted average remaining lease term - finance leases (in months)	17.9	20.8
Weighted average discount rate - finance leases(2)	7.25%	7.02%

(1)
Finance lease right-of-use assets, recorded net of accumulated amortization of $50.3 million and $38.5 million, are included in property, plant and equipment, net in the Balance Sheets as of December 31, 2024 and December 31, 2023, respectively. See Note 5 for additional disclosure.
(2)
When an implicit discount rate is not readily available in a lease, the Company uses its incremental borrowing rate based on information available at the commencement date when determining the present value of lease payments.

The components of lease expense were as follows (in thousands):

	For the year ended December 31,
	2024	2023
Operating lease cost(1):	$34,877	$29,675
Finance lease cost:
Amortization of leased assets	22,184	21,720
Interest on lease liabilities	4,613	1,935
Net lease cost	$61,674	$53,330

(1)
Includes leases that are for periods of 12 months or less.

Maturities of lease liabilities are as follows (in thousands):

Finance Leases(1)
2025	$15,928
2026	2,989
2027	1,667
Thereafter	—
Total	20,584
Less: amount representing interest	(1,159)
Present value of lease liabilities	$19,425

(1)
Finance lease payments include $2.7 million of future payments required under signed lease agreements that have not yet commenced. These finance leases will commence during fiscal year 2025 with lease terms between one to two years.

Supplemental cash flow information related to leases was as follows (in thousands):

	For the year ended December 31,
	2024	2023
Cash paid (received) for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$4,613	$1,935
Financing cash outflows from finance leases	$17,414	$32,330
Financing cash inflows from finance leases	$(4,503)	$—
Non-cash right-of-use assets obtained in exchange for lease obligations:
Finance leases	$12,147	$11,312

Leases

Note 6. Leases

The Company enters into rental agreements for certain mining equipment that are for periods of 12 months or less, some of which include options to extend the leases. Leases that are for periods of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense on these agreements on a straight-line basis over the lease term. Additionally, the Company has certain finance leases for mining equipment that expire over various contractual periods. These leases have remaining lease terms of one to five years and do not include an option to renew. Amortization expense for finance leases is included in depreciation and depletion expense.

Supplemental balance sheet information related to leases was as follows (in thousands):

	March 31, 2025	December 31, 2024
Finance lease right-of-use assets, net(1)	$53,972	$56,702
Finance lease liabilities
Current	12,939	13,208
Noncurrent	5,586	6,217
Total finance lease liabilities	$18,525	$19,425

Weighted average remaining lease term - finance leases (in months)	16.4	17.9
Weighted average discount rate - finance leases(2)	7.23%	7.25%

(1)
Finance lease right-of-use assets are recorded net of accumulated amortization of $56.0 million and $50.3 million and are included in property, plant and equipment, net in the Condensed Balance Sheets as of March 31, 2025 and the Balance Sheets as of December 31, 2024, respectively.
(2)
When an implicit discount rate is not readily available in a lease, the Company uses its incremental borrowing rate based on information available at the commencement date when determining the present value of lease payments.

The components of lease expense were as follows (in thousands):

	For the three months ended March 31,
	2025	2024
Operating lease cost(1):	$6,446	$12,606
Finance lease cost:
Amortization of leased assets	5,724	5,758
Interest on lease liabilities	1,309	351
Net lease cost	$13,479	$18,715

(1)
Includes leases that are for periods of 12 months or less.

Maturities of lease liabilities for the Company's finance leases as of March 31, 2025 were as follows (in thousands):

Finance Leases(1)
2025	$13,318
2026	4,479
2027	1,667
Thereafter	—
Total	19,464
Less: amount representing interest	(939)
Present value of lease liabilities	$18,525

(1)
Finance lease payments include $4.2 million of future payments required under signed lease agreements that have not yet commenced.

Supplemental cash flow information related to the Company's leases was as follows (in thousands):

	For the three months ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$1,309	$351
Financing cash flows from finance leases	$3,894	$4,292
Non-cash right-of-use assets obtained in exchange for lease obligations:
Finance leases	$2,994	$3,138

Note 14—Leases

The Company primarily enters into rental agreements for certain mining equipment that are for periods of 12 months or less, some of which include options to extend the leases. Leases that are for periods of 12 months or less are not recorded on the balance sheet in accordance with the Company's accounting policy election described in Note 2. The Company recognizes lease expense on these agreements on a straight-line basis over the lease term. Additionally, the Company has certain finance leases for mining equipment that expire over various contractual periods. These leases have remaining lease terms of one to five years and do not include an option to renew. Amortization expense for finance leases is included in depreciation and depletion expense.

Supplemental balance sheet information related to leases was as follows (in thousands):

	December 31, 2024	December 31, 2023
Finance lease right-of-use assets, net(1)	$56,702	$67,014
Finance lease liabilities
Current	13,208	11,463
Noncurrent	6,217	8,756
Total finance lease liabilities	$19,425	$20,219

Weighted average remaining lease term - finance leases (in months)	17.9	20.8
Weighted average discount rate - finance leases(2)	7.25%	7.02%

(1)
Finance lease right-of-use assets, recorded net of accumulated amortization of $50.3 million and $38.5 million, are included in property, plant and equipment, net in the Balance Sheets as of December 31, 2024 and December 31, 2023, respectively. See Note 5 for additional disclosure.
(2)
When an implicit discount rate is not readily available in a lease, the Company uses its incremental borrowing rate based on information available at the commencement date when determining the present value of lease payments.

The components of lease expense were as follows (in thousands):

	For the year ended December 31,
	2024	2023
Operating lease cost(1):	$34,877	$29,675
Finance lease cost:
Amortization of leased assets	22,184	21,720
Interest on lease liabilities	4,613	1,935
Net lease cost	$61,674	$53,330

(1)
Includes leases that are for periods of 12 months or less.

Maturities of lease liabilities are as follows (in thousands):

Finance Leases(1)
2025	$15,928
2026	2,989
2027	1,667
Thereafter	—
Total	20,584
Less: amount representing interest	(1,159)
Present value of lease liabilities	$19,425

(1)
Finance lease payments include $2.7 million of future payments required under signed lease agreements that have not yet commenced. These finance leases will commence during fiscal year 2025 with lease terms between one to two years.

Supplemental cash flow information related to leases was as follows (in thousands):

	For the year ended December 31,
	2024	2023
Cash paid (received) for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$4,613	$1,935
Financing cash outflows from finance leases	$17,414	$32,330
Financing cash inflows from finance leases	$(4,503)	$—
Non-cash right-of-use assets obtained in exchange for lease obligations:
Finance leases	$12,147	$11,312